INCOME TAX EXPENSE - Detailed components of the net deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R (562.0)	R (475.0)
Gross deferred tax assets	190.7	209.9
Net deferred tax liabilities	(371.3)	(265.1)	R (183.2)
Property, plant and equipment (excluding capital expenditure) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	(494.4)	(422.4)
Environmental rehabilitation obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	(60.2)	(51.4)
Gross deferred tax assets	124.5	126.5
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	46.7	72.6
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	14.3	8.5
Estimated income tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	4.1	0.0
Estimated capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	0.0	1.2
Estimated unredeemed capital expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	1.1	1.1
Investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R (7.4)	R (1.2)